Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment, Net
10.	Property, plant and equipment, net

	As of March 31,
	2012		2013
	(In millions)
Land	Rs.	921	Rs.	926	US$	17
Leasehold improvements		1,405		1,950		36
Buildings		8,637		8,478		155
Plant and machinery		181,235		201,770		3,701
Computers		8,854		9,646		177
Motor vehicles		7		7		—
Furniture and fixtures		1,806		1,937		35

Property, plant and equipment at cost		202,865		224,714		4,121
Less: Accumulated depreciation		(72,761)		(92,533)		(1,697)

		130,104		132,181		2,424
Add: Construction in progress		10,989		7,629		140

Property, plant and equipment, net	Rs.	141,093	Rs.	139,810	US$	2,564

As of March 31, 2012 and 2013, plant and machinery include IRU’s as follows:

	As of March 31,
	2012		2013
	(In millions)
IRUs	Rs.	23,745	Rs.	26,990	US$	495
Accumulated amortization		(8,243)		(10,337)		(190)

IRUs, net	Rs.	15,502	Rs.	16,653	US$	305

The estimated amortization of IRU’s for each of the five fiscal years subsequent to March 31, 2013 is as follows:

	Year ending March 31,
	(In millions)
2014	Rs.	1,645	US$	30
2015		1,468		27
2016		1,457		27
2017		1,450		27
2018		1,447		26
Thereafter		9,186		168

Interest expense of Rs. 646 million, Rs. 489 million and Rs. 191 million (US$ 4 million) was capitalized during fiscals 2011, 2012 and 2013 respectively.

Depreciation expense of Rs. 12,908 million, Rs. 16,781 million and Rs. 18,541 million (US$ 341 million) in fiscals 2011, 2012 and 2013 respectively includes IRU amortization expense of Rs. 1,236 million, Rs. 1,485 million and Rs. 1,665 million (US$ 31 million), respectively.

In fiscal 2013, the Company and its subsidiary has reassessed the useful economic life of undersea cables and has revised the useful life of undersea cables from 15 years to 20 years and batteries from 8/12 years to 4 years. The change in useful lives mainly relates to undersea cables because of technological advancement of certain equipments enabling the existing undersea cable to carry higher capacity traffic for additional period of time. This has resulted in lower depreciation charge of Rs. 1,020 million (US$ 19 million) (net) for the year. This has resulted in a decrease of loss per share by Rs. 3.58 due to change in the useful economic life.

In fiscal 2013, the Company sold land and buildings in Chennai for a consideration of Rs. 1,923 million (US$ 35 million) resulting in a profit on sale of Rs. 1,896 Million (US$ 35 million).

As of March 31, 2013, property, plant and equipment include Rs. 1,314 million (US$ 24 million) under capital leases. The accumulated depreciation on leased assets is Rs. 961 million (US$ 18 million).

Asset retirement obligations

The Company’s asset retirement obligations for fiscals 2012 and 2013 relate to the costs associated with the removal of long-lived assets mainly cables and certain other telecommunication equipment when they will be retired.

The following is a reconciliation of the asset retirement obligations for fiscals 2012 and 2013.

	2012		2013
	(In millions)
Asset retirement obligations, April 1,	Rs.	632	Rs.	798	US$	15
Liabilities incurred during the year		48		29		—
Accretion expense		24		43		1
Foreign currency translation adjustments		94		54		1

Asset retirement obligations, March 31,	Rs.	798	Rs.	924	US$	17